Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-3
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	UNTK
Entity Registrant Name	UNITEK GLOBAL SERVICES, INC.
Entity Central Index Key	0000826773
Entity Filer Category	Accelerated Filer